UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-2192

The Dreyfus Third Century Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette Farragher 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	2/28/13

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
The Dreyfus Third Century Fund, Inc.
February 28, 2013 (Unaudited)

Common Stocks--99.2%	Shares		Value ($)
Automobiles & Components--1.3%
Thor Industries	87,900		3,304,161
Banks--6.1%
BB&T	97,200		2,950,992
Comerica	148,800		5,115,744
KeyCorp	450,100		4,226,439
Regions Financial	482,700		3,692,655
			15,985,830
Capital Goods--6.3%
3M	20,300		2,111,200
Donaldson	58,250		2,098,747
Fluor	23,300		1,442,270
General Electric	90,700		2,106,054
Ingersoll-Rand	25,800		1,358,370
Parker Hannifin	48,700		4,601,176
Snap-on	33,600		2,697,072
			16,414,889
Commercial & Professional Services--1.6%
Avery Dennison	33,600		1,372,560
Tyco International	85,400		2,733,654
			4,106,214
Consumer Durables & Apparel--.8%
Hasbro	53,100	a	2,125,062
Consumer Services--1.9%
Marriott International, Cl. A	125,300		4,943,085
Diversified Financials--5.1%
American Express	73,400		4,561,810
Discover Financial Services	101,375		3,905,979
NASDAQ OMX Group	82,600		2,615,116
Waddell & Reed Financial, Cl. A	56,100		2,301,222

			13,384,127
Energy--9.1%
Bristow Group	52,500		3,058,650
ConocoPhillips	81,700		4,734,515
Denbury Resources	221,700	b	4,017,204
Devon Energy	53,200		2,886,632
EnCana	158,300		2,846,234
Hess	45,100		2,999,150
Spectra Energy	113,300		3,290,232
			23,832,617
Food & Staples Retailing--3.4%
Costco Wholesale	38,675		3,917,391
Kroger	55,100		1,609,471
Whole Foods Market	38,800		3,322,056
			8,848,918
Food, Beverage & Tobacco--3.0%
Coca-Cola Enterprises	53,800		1,924,964
ConAgra Foods	70,200		2,394,522
Hershey	16,400		1,366,776
PepsiCo	29,300		2,220,061
			7,906,323
Health Care Equipment & Services--3.7%
AmerisourceBergen	29,800		1,406,560
Becton Dickinson & Co.	32,050		2,822,323
Humana	39,450		2,692,857
Patterson	71,200		2,587,408
			9,509,148
Household & Personal Products--1.0%
Clorox	17,300		1,453,373
Procter & Gamble	14,350		1,093,183
			2,546,556
Insurance--2.1%
Aflac	69,600		3,476,520
Marsh & McLennan	54,400		2,020,416
			5,496,936
Materials--2.6%
Alcoa	146,600		1,249,032

Ball	95,600		4,245,596
Sigma-Aldrich	17,300		1,333,138
			6,827,766
Media--3.3%
Discovery Communications, Cl. A	56,900	b	4,172,477
Scripps Networks Interactive, Cl.
A	41,600		2,622,880
Time Warner Cable	21,100		1,822,829
			8,618,186
Pharmaceuticals, Biotech & Life Sciences--11.7%
Agilent Technologies	68,500		2,841,380
Allergan	13,400		1,452,828
AstraZeneca, ADR	57,975	a	2,634,384
Biogen Idec	23,200	b	3,859,088
Bristol-Myers Squibb	170,700		6,310,779
Life Technologies	87,800	b	5,103,814
Merck & Co.	63,900		2,730,447
Novartis, ADR	46,825		3,174,735
Waters	26,200	b	2,429,264
			30,536,719
Retailing--4.1%
Bed Bath & Beyond	33,500	b	1,901,125
Gap	75,500		2,485,460
Nordstrom	54,900		2,976,678
O'Reilly Automotive	21,200	b	2,156,888
The TJX Companies	27,500		1,236,675
			10,756,826
Semiconductors & Semiconductor Equipment--4.1%
Applied Materials	349,900		4,793,630
Intel	151,800		3,165,030
LSI	398,400	b	2,772,864
			10,731,524
Software & Services--10.7%
Accenture, Cl. A	21,800		1,621,048
Akamai Technologies	59,700	b	2,206,512
BMC Software	28,600	b	1,146,002
CA	81,500		1,995,935

International Business Machines	33,250		6,677,598
Intuit	33,100		2,134,288
Microsoft	224,900		6,252,220
Oracle	134,675		4,613,966
Western Union	98,175		1,377,395
			28,024,964
Technology Hardware & Equipment--8.9%
Apple	14,475		6,389,265
Avnet	48,450	b	1,710,769
Cisco Systems	229,225		4,779,341
EMC	177,025	b	4,073,345
Hewlett-Packard	114,000		2,295,960
Motorola Solutions	64,400		4,006,324
			23,255,004
Telecommunication Services--5.0%
AT&T	143,000		5,135,130
Verizon Communications	168,800		7,854,264
			12,989,394
Transportation--1.1%
Norfolk Southern	20,800		1,519,440
Union Pacific	9,800		1,343,678
			2,863,118
Utilities--2.3%
Consolidated Edison	53,600		3,162,400
Pinnacle West Capital	52,700		2,948,038
			6,110,438
Total Common Stocks
(cost $212,415,823)			259,117,805

Other Investment--.6%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,545,549)	1,545,549	[c]	1,545,549
Investment of Cash Collateral for
Securities Loaned--1.2%
Registered Investment Company;

Dreyfus Institutional Cash
Advantage Fund
(cost $3,042,419)	3,042,419 [c]	3,042,419
Total Investments (cost $217,003,791)	101.0%	263,705,773
Liabilities, Less Cash and Receivables	(1.0%)	(2,591,369)
Net Assets	100.0%	261,114,404

ADR - American Depository Receipts

a Security, or portion thereof, on loan. At February 28, 2013, the value of the fund's securities on loan was $2,936,961 and the value of the collateral held by the fund was $3,042,419.

b Non-income producing security.
c Investment in affiliated money market mutual fund.

At February 28, 2013, net unrealized appreciation on investments was $46,701,982 of which $49,764,305 related to appreciated investment securities and $3,062,323 related to depreciated investment securities. At February 28, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Pharmaceuticals, Biotech & Life Sciences	11.7
Software & Services	10.7
Energy	9.1
Technology Hardware & Equipment	8.9
Capital Goods	6.3
Banks	6.1
Diversified Financials	5.1
Telecommunication Services	5.0
Retailing	4.1
Semiconductors & Semiconductor Equipment	4.1
Health Care Equipment & Services	3.7
Food & Staples Retailing	3.4
Media	3.3
Food, Beverage & Tobacco	3.0
Materials	2.6
Utilities	2.3
Insurance	2.1
Consumer Services	1.9

Money Market Investments	1.8
Commercial & Professional Services	1.6
Automobiles & Components	1.3
Transportation	1.1
Household & Personal Products	1.0
Consumer Durables & Apparel	.8
101.0

†	Based on net assets.

The following is a summary of the inputs used as of February 28, 2013 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	250,462,452	-	-	250,462,452
Equity Securities - Foreign Common Stocks+	8,655,353	-	-	8,655,353
Mutual Funds	4,587,968	-	-	4,587,968

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus Third Century Fund, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	April 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	April 25, 2013

By: /s/ James Windels
James Windels Treasurer
Date:	April 25, 2013

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)